Fixed assets, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed assets, net

7. Fixed assets, net

Fixed assets consist of the following:

	At December 31,
	2023	2022	2021
	(in Euros)
Software (ERP Implementation)	€87,800	€87,800	€-
Computer	35,971	31,307	24,869
Furniture and fixtures	13,005	4,676	5,010
Total fixed assets	136,776	123,783	29,879
Less: accumulated depreciation	(53,799)	(12,144)	(6,789)
Fixed assets, net	€82,977	€111,639	€23,090

For the period ended December 31, 2023 and 2022 software was approximately €53,144 and €87,800, respectively, net of accumulated depreciation, and included software customization and development costs related to information technology security infrastructure and the new ERP system.

Equipment consists of computers and furniture and fixtures of our office space in Milan, Italy. There were no significant disposals, nor impairments during the periods. Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives. No significant purchases occurred during the period ended December 31, 2023.